BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND (the “Fund”)

File No. 811-07136

Item G.1.b.i: Material amendments to organizational documents

Attached please find a copy of the Fund’s Amendment to the Notice of Special Rate Period of the Fund’s Variable Rate Demand Preferred Shares.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND

(THE “FUND”)

SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09255G503*

Amendment to Notice of Special Rate Period

June 11, 2018

BlackRock MuniYield Pennsylvania Quality Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

To: Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Certificate of Designation Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated May 17, 2011 (the “Certificate of Designation”), the Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares that the last day of the Special Rate Period has been extended from June 20, 2018 to June 19, 2019 in accordance with the terms of the Notice of Special Rate Period, dated June 20, 2012 (the “Notice of Special Rate Period”).

The last day of the Special Rate Period shall be June 19, 2019, or such later date as the Special Rate Period may be extended pursuant to the terms of the Notice of Special Rate Period.

As of June 20, 2018, the definition of “Ratings Spread” in the Notice of Special Rate Period is hereby deleted in its entirety and replaced with the following:

“Ratings Spread” means, with respect to an SRP Calculation Period, the percentage per annum set forth below opposite the highest applicable credit rating assigned to the VRDP Shares, unless the lowest applicable rating is below A3/A-, in which case the Ratings Spread shall mean the percentage per annum set forth below opposite the lowest applicable credit rating assigned to the VRDP Shares by Moody’s, Fitch or any Other Rating Agency, in each case rating the VRDP Shares at the request of the Fund, on the SRP Calculation Date for such SRP Calculation Period:

*

NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

Moody’s/Fitch	Percentage
Aaa/AAA	0.87%
Aa3/AA- to Aa1/AA+	1.20%
A3/A- to A1/A+	2.00%
Baa3/BBB- to Baa1/BBB+	3.00%
Non-investment grade or Unrated	4.00%

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Certificate of Designation and the Notice of Special Rate Period.

[Signature Page Follows]

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

Schedule 1

Recipients of this Notice of Special Rate Period

Citibank, N.A.

390 Greenwich Street, 2nd Floor

New York, New York 10013

Attention: MSD Middle Office Manager

Telephone: (212) 723-6320

Fax: (212) 723-8642

Email: msdcititob@citi.com

Citigroup Global Markets Inc.

390 Greenwich Street

New York, New York 10013

Attention: Middle Office Manager

Telephone: (212) 723-7124

Fax: (212) 723-8642

Email: msdcititob@citi.com

The Depository Trust Company

LensNotice@dtcc.com